Equity - Distribution of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Non-current gross financial debt	$ 458,056	$ 269,325	$ 320,993
Current gross financial debt	113,281	245,262	195,983
Gross financial debt	$ 571,337	$ 514,587	$ 516,976
Non-current gross financial debt to total gross financial debt (as a percentage)	80.17%	52.34%	62.09%
Current gross financial debt to total gross financial debt (as a percentage)	19.83%	47.66%	37.91%
Gross financial debt (as a percentage)	100.00%	100.00%	100.00%
Gross financial debt, including discontinued operations		$ 601,546
Spanish Energy Business Discontinued Operations
Disclosure of classes of share capital [line items]
Non-current gross financial debt		76,452
Current gross financial debt		10,507
Gross financial debt		$ 86,959